Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets:
Schedule of accounts receivable - net

	December 31,
	2022		2023
Clients	Ps.	2,843,870	Ps.	2,654,041
Less: impairment provision		(301,947)		(336,223)
Total accounts receivable	Ps.	2,541,923	Ps.	2,317,818

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Provision for impairment at January 1, 2022	Ps.	317,664
Mexico’s increase		5,707
Application of Aerostar’s estimate		(7,997)
Airplan’s increase		3,974
Application of Airplan’s estimate		(17,401)
Provision for impairment at December 31, 2022	Ps.	301,947
Mexico’s increase	Ps.	25,309
Application of Aerostar’s estimate		(14,447)
Airplan’s increase		23,414
Provision for impairment at December 31, 2023	Ps.	336,223

Schedule of provision for losses

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2022
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2022
At December 31, 2022
Mexico’s accounts receivables	Ps.	1,917,501	Ps.	66,618	Ps.	10,212	Ps.	81,836	Ps.	129,056
Mexico’s provision impairment				1,586		1,960		81,836		129,056	Ps.	214,438
Aerostar’s account receivables		441,967		52,014		1,118		264		50
Aerostar’s provision impairment		40,637		2,653		489		230		50		44,059
Airplan’s accounts receivables		64,761		36,943		183		16,869		24,478
Airplan’s provision impairment				4,027		183		14,762		24,478		43,450
Total estimate											Ps.	301,947

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2023
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	5.75%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2023
At December 31, 2023
Mexico’s accounts receivables	Ps.	2,072,306	Ps.	69,475	Ps.	2,392	Ps.	1,199	Ps.	237,597
Mexico’s provision impairment				259		693		1,199		237,597	Ps.	239,748
Aerostar’s account receivables		57,910		52,164		3,361		1,050		834
Aerostar’s provision impairment		21,439		3,499		2,921		918		834		29,611
Airplan’s accounts receivables		88,192		6,627		43		21,652		39,239
Airplan’s provision impairment		5,208		722		43		21,652		39,239		66,864
Total estimate											Ps.	336,223